Significant Events - Summary of Provision for Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of other provisions [line items]
Current	$ 2,175	$ 2,025
Non-current	8,928	8,223
Samarco dam failure [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	1,285	1,057
Movement in provisions	629	228
Utilised	(328)	(285)
Change in estimate	579	560
Samarco Germano dam decommissioning	263
Amortisation of discounting impacting net finance costs	108	84
Exchange translation	7	(131)
At the end of the financial year	1,914	1,285
Current	440	313
Non-current	$ 1,474	$ 972